Equity Incentive Plan	6 Months Ended
Jun. 30, 2013
Equity Incentive Plan [Abstract]
Equity incentive plan

12. Equity incentive plan:

DryShips

On January 16, 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the "Plan"). Under the Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock. On January 25, 2010, the Company's board of directors amended the Plan to provide that a total of 21,834,055 common shares be reserved for issuance.

On January 12, 2011, 9,000,000 shares of the non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of George Economou for the provision of Chief Executive Officer services during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares vesting on the grant date and 1,000,000 shares vesting annually on December 31, 2011, through 2018, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $5.50 per share.

As of June 30, 2013, 3,000,000 of these shares have vested.

On February 4, 2011, 15,000 shares of non-vested common stock out of the 21,834,055 shares reserved under Plan were granted to an executive of the Company. The shares vest on a pro-rata basis over a period of three years from the date of the non-vested stock award agreement. The fair value of each share, on the grant date, was $5.01. As of June 30, 2013, 10,000 of these shares have vested.

 A summary of the status of the Company's non vested shares as of December 31, 2012 and movement during the six-month period ended June 30, 2013, is presented below. There were no shares forfeited in 2013.

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2012	6,005,000	$5.50
Granted	-	-
Balance June 30, 2013	6,005,000	$5.50

As of December 31, 2012 and June 30, 2013, there was $19,725 and $16,377, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of six years.

The amounts of $6,310 and $3,349 are recorded in "General and administrative expenses", in the accompanying consolidated statement of operations for the six-month period ended June 30, 2012 and 2013, respectively. The total fair value of shares vested during the six-month period ended June 30, 2012 and 2013, was $0.3 and $0, respectively.

Ocean Rig UDW Inc.

On February 14, 2012, Ocean Rig's Compensation Committee approved the grant of 112,950 of Ocean Rig's shares of non-vested common stock to officers and key employees of Ocean Rig, as a bonus for their services rendered during 2011. The shares vest over a period of three years, one third on each December 31, 2012, 2013 and 2014.The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $16.50 per share.

On March 21, 2012, Ocean Rig's board of directors approved the 2012 Equity Incentive Plan (the "Ocean Rig Plan") and reserved a total of 2,000,000 common shares. Under the Ocean Rig Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On May 15, 2012, Ocean Rig's Compensation Committee approved the grant of: a) 4,500 shares of non-vested common stock to an officer as an additional bonus for his services rendered during 2011 and b) 28,200 shares to new recruited employees as a sign-up stock bonus. The shares vest over a period of three years, one third on each of December 31, 2012, 2013 and 2014. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $15.92 per share.

On December 5, 2012, 7,500 shares were awarded to an officer of the Company. The fair value of the shares on the grant date was $15.75 and the shares vested in March 2013.

 As of December 31, 2012, 2,500 shares have vested, while 77,150 shares were forfeited due to employees' resignations.

On May 16, 2013, Ocean Rig's Compensation Committee approved the grant of 192,400 shares of non-vested common stock to employees of Ocean Rig. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig Shares on the grant date of $16.90 per share.

A summary of the status of Ocean Rig's non vested shares as of December 31, 2012 and movement during the six-month period ended June 30, 2013, is presented below.

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31,2012	73,500	$16.40
Granted	192,400	16.90
Vested	(12,500)	16.05
Balance June 30,2013	253,400	$16.80

As of December 31, 2012 and June 30, 2013, there was $633 and $3,256, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by Ocean Rig. That cost is expected to be recognized over a period of two years. An amount of $591 represents the stock based compensation expense for the period and is recorded in "General and administrative expenses", in the accompanying consolidated statement of operations for the six-month period ended June 30, 2013.